Provisions for pensions and similar obligations (Details 15) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Sensitivity (+) 1.0%
Effects
Effect on current service cost and interest on actuarial liabilities	R$ 69,961
Effects on present value of obligation	761,619
Sensitivity (-) 1.0%
Effects
Effect on current service cost and interest on actuarial liabilities	(62,469)
Effects on present value of obligation	R$ (680,061)